Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Location-based services	$ 114,565	$ 120,410	$ 108,101
Wireless communications products	35,753	39,757	39,724
Total revenues	150,318	160,167	147,825
Cost of revenues:
Location-based services	46,371	50,977	42,137
Wireless communications products	29,786	29,758	33,037
Total cost of revenues	76,157	80,735	75,174
Gross profit	74,161	79,432	72,651
Research and development expenses	669	631	481
Selling and marketing expenses	8,489	8,543	8,675
General and administrative expenses	33,439	34,984	31,671
Other expenses, net (Note 14)	1,617	8,691	1,156
Operating income	29,947	26,583	30,668
Other (expenses) income	6,755	(819)	(14,745)
Financing income, net (Note 15)	987	2,100	139
Income before income tax	37,689	27,864	16,062
Income tax (Note 16)	(11,690)	(5,655)	(6,286)
Share in losses of affiliated companies, net	(39)	(23)	(3)
Net income for the year	25,960	22,186	9,773
Less: Net income attributable to non-controlling interest	(1,080)	(908)	(1,071)
Net income attributable to the Company	$ (24,880)	$ (21,278)	$ (8,702)
Basic and diluted earnings per share attributable to Company's stockholders (Note 17)	$ 1.19	$ 1.01	$ 0.42
Basic and diluted weighted average number of shares outstanding
Basic	20,968	20,968	20,968
Diluted	20,968	20,968	20,968